CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (4,942,000)	$ (729,000)		$ (16,969,000)	$ (20,174,000)	$ (3,948,000)
Depreciation and amortization	258,000	273,000		1,059,000	1,049,000	1,209,000
Foreign currency remeasurement (gain) loss	(71,000)	790,000		(378,000)	362,000	(496,000)
Provision for doubtful accounts	(393,000)	386,000		690,000	296,000	(203,000)
Stock-based compensation	3,289,000	75,000		33,767,000	13,893,000	1,720,000
Loss on disposal of property and equipment	1,000			80,000	7,000	9,000
Deferred income taxes	0	0		(433,000)	(1,610,000)	675,000
Changes in operating assets and liabilities:
Accounts receivable	6,224,000	7,559,000		(8,946,000)	(13,150,000)	(1,137,000)
Prepaid expenses and other current assets	(379,000)	246,000		1,204,000	156,000	(119,000)
Other assets	(969,000)	(276,000)		(3,236,000)	(5,023,000)	3,425,000
Accounts payable, accrued expenses and other liabilities	(7,419,000)	(9,007,000)		1,392,000	8,144,000	1,046,000
Deferred revenue	179,000	(1,473,000)		11,311,000	14,365,000	(5,267,000)
Accrued rent obligation	(43,000)	(101,000)		(421,000)	(366,000)	(123,000)
Net cash provided by (used in) operating activities	(4,265,000)	(2,257,000)		19,120,000	(2,051,000)	(3,209,000)
Cash Flows from Operating Activities:
Net (Loss) Income	(5,339,000)	(729,000)		(16,996,000)	(20,174,000)	(3,948,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(379,000)	246,000		1,204,000	156,000	(119,000)
Accounts payable and accrued expenses	(7,419,000)	(9,007,000)		1,392,000	8,144,000	1,046,000
Net cash provided by (used in) operating activities	(4,265,000)	(2,257,000)		19,120,000	(2,051,000)	(3,209,000)
Cash Flows from Investing Activities:
Maturity (purchase) of short-term investments, net	(268,000)	705,000		2,391,000	(398,000)	482,000
Purchase of property and equipment	(266,000)	(107,000)		(1,023,000)	(1,083,000)	(456,000)
Cash provided by (used in) investing activities	(534,000)	598,000		1,368,000	(1,481,000)	26,000
Cash Flows from Financing Activities
Repayments of capital leases	(7,000)	(16,000)		(49,000)	(82,000)	(80,000)
Proceeds from issuance of common stock	1,126,000			58,770,000	33,670,000
Proceeds from issuance of Series C preferred stock					150,000,000
Equity issuance costs				(101,000)	(4,770,000)
Payments for redemption of Series A and Series B preferred stock				(33,712,000)	(179,000,000)
Proceeds from stock option exercises				612,000	88,000	97,000
Payments of transaction fees	(1,255,000)			(2,089,000)
Payments of debt issuance costs				(300,000)
Proceeds from issuance of Class B common stock to Sponsor	753,000
Proceeds from sale of common shares of subsidiary				7,505,000
Collection of promissory notes				284,000
Net cash provided by (used in) financing activities	617,000	(16,000)		35,559,000	(94,000)	17,000
Effect of exchange rate on cash	(365,000)	(526,000)		903,000	(590,000)	(360,000)
Net Change in Cash	(4,547,000)	(2,201,000)		56,950,000	(4,216,000)	(3,526,000)
Cash - Beginning of period	69,112,000	12,162,000		12,162,000	16,378,000	19,904,000
Cash - End of period	64,565,000	9,961,000	$ 12,162,000	69,112,000	12,162,000	16,378,000
Supplemental disclosures of cash flow information
Income taxes				1,068,000	247,000	$ (3,685,000)
Interest	13,000	3,000
Non-cash investing and financing activities Issuance of common shares in exchange for issuance cost				2,408,000
Income taxes	(304,000)	(321,000)
Fixed assets acquired under capital leases		20,000		29,000	57,000
Non-cash investing and financing activities
Fixed assets acquired under capital leases		20,000		29,000	57,000
Nonrecourse [Member]
Cash Flows from Financing Activities
Collection of promissory notes				4,639,000
Apex Technology Acquisition Corp [Member]
Operating activities
Net loss	28,311,612	5,109,685	2,965,368	(60,723,035)
Interest earned on marketable securities held in Trust Account	(31,841)	(1,452,414)	(1,809,163)	(1,671,038)
Change in fair value of warrant liabilities	(30,171,850)	(4,294,000)	(3,052,800)	56,471,950
Transaction costs			988,242
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(30,441)	(41,061)	(183,639)	108,997
Accounts payable, accrued expenses and other liabilities	1,595,639	(145,620)	151,799	4,256,690
Net cash provided by (used in) operating activities	(358,136)	(382,908)	(473,748)	(2,419,063)
Cash Flows from Operating Activities:
Net (Loss) Income	28,311,612	5,109,685	2,965,368	(60,723,035)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(30,441)	(41,061)	(183,639)	108,997
Prepaid income taxes				(477,437)
Accounts payable and accrued expenses	1,595,639	(145,620)	151,799	4,256,690
Franchise tax payable	(31,255)	(98,743)	148,543	(67,288)
Income taxes payable		539,245	317,902	(317,902)
Net cash provided by (used in) operating activities	(358,136)	(382,908)	(473,748)	(2,419,063)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(350,000,000)
Cash withdrawn from Trust Account for franchise and income taxes		148,743		1,621,881
Cash provided by (used in) investing activities		148,743	(350,000,000)	1,621,881
Cash Flows from Financing Activities
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid			343,900,000
Proceeds from sale of Private Units			8,100,000
Proceeds from convertible promissory note - related party	300,000		275,000
Repayment of promissory note - related party			(275,000)
Payment of offering costs			(556,442)
Net cash provided by (used in) financing activities	300,000		351,468,558
Net Change in Cash	(58,136)	(234,165)	994,810	(797,182)
Cash - Beginning of period	197,628	994,810		994,810
Cash - End of period	139,492	760,645	994,810	197,628	994,810
Non-cash investing and financing activities
Initial classification of Class A common stock subject to possible redemption			309,314,540
Change in value of Class A common stock subject to possible redemption	$ 28,311,610	$ 5,109,690	3,957,670	$ (60,723,030)
Deferred underwriting fee payable			$ 13,150,000		$ 13,150,000